08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 | Fidelity Advisor® Mortgage Securities Fund
Fund Summary Fund/Class: Fidelity Advisor® Mortgage Securities Fund/A, M, C, I
Investment Objective
The fund seeks a high level of current income, consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 - Fidelity Advisor® Mortgage Securities Fund	Fidelity Advisor Mortgage Securities Fund-Class A		Fidelity Advisor Mortgage Securities Fund-Class M		Fidelity Advisor Mortgage Securities Fund-Class C		Fidelity Advisor Mortgage Securities Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 - Fidelity Advisor® Mortgage Securities Fund	Fidelity Advisor Mortgage Securities Fund-Class A	Fidelity Advisor Mortgage Securities Fund-Class M	Fidelity Advisor Mortgage Securities Fund-Class C	Fidelity Advisor Mortgage Securities Fund - Class I
Management fee	0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	none
Other expenses	0.23%	0.23%	0.23%	0.18%
Total annual operating expenses	0.79%	0.79%	1.54%	0.49%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 - Fidelity Advisor® Mortgage Securities Fund - USD ($)	Fidelity Advisor Mortgage Securities Fund-Class A	Fidelity Advisor Mortgage Securities Fund-Class M	Fidelity Advisor Mortgage Securities Fund-Class C	Fidelity Advisor Mortgage Securities Fund - Class I
1 year	$ 477	$ 477	$ 257	$ 50
3 years	642	642	486	157
5 years	821	821	839	274
10 years	$ 1,339	$ 1,339	$ 1,834	$ 616

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 - Fidelity Advisor® Mortgage Securities Fund - USD ($)	Fidelity Advisor Mortgage Securities Fund-Class A	Fidelity Advisor Mortgage Securities Fund-Class M	Fidelity Advisor Mortgage Securities Fund-Class C	Fidelity Advisor Mortgage Securities Fund - Class I
1 Year	$ 477	$ 477	$ 157	$ 50
3 Years	642	642	486	157
5 Years	821	821	839	274
10 Years	$ 1,339	$ 1,339	$ 1,834	$ 616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 357% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade mortgage-related securities (those of medium and high quality) and repurchase agreements for those securities.
  Investing in U.S. Government securities and instruments related to U.S. Government securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays U.S. MBS Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	3.30%	September 30, 2009
Lowest Quarter Return	-2.51%	June 30, 2013
Year-to-Date Return	1.94%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity Advisor® Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 - Fidelity Advisor® Mortgage Securities Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Mortgage Securities Fund-Class A | Return Before Taxes	(2.45%)	1.22%	2.79%
Fidelity Advisor Mortgage Securities Fund-Class A | After Taxes on Distributions	(3.28%)	0.40%	1.64%
Fidelity Advisor Mortgage Securities Fund-Class A | After Taxes on Distributions and Sales	(1.39%)	0.57%	1.68%
Fidelity Advisor Mortgage Securities Fund-Class M | Return Before Taxes	(2.55%)	1.23%	2.80%
Fidelity Advisor Mortgage Securities Fund-Class C | Return Before Taxes	(0.24%)	1.30%	2.46%
Fidelity Advisor Mortgage Securities Fund - Class I | Return Before Taxes	1.81%	2.34%	3.51%
Bloomberg Barclays U.S. MBS Index(reflects no deduction for fees, expenses, or taxes)	1.67%	2.06%	4.28%

08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 | Fidelity Advisor® Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 | Fidelity Advisor® Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
08.31 Fidelity Advisor Mortgage Securities Fund AMCI PRO-04 | Fidelity Advisor® Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund-Class C
On Class C shares redeemed less than one year after purchase.